Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2021, 2020 and 2019 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2021	2020	2019
Collaborative research funding	2,916,308	3,612,819	2,762,830
Grants earned	218,330	244,298	49,405
Other service income	18,667	22,026	21,430
Total	3,153,305	3,879,143	2,833,665

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2021	2020	2019
Indivior PLC	2,916,308	3,612,819	2,762,830
Eurostars/Innosuisse	218,330	244,298	49,405
Other counterparties	18,667	22,026	21,430
Total	3,153,305	3,879,143	2,833,665

For more detail, refer to note 15, “Revenue from contract with customer” and note 16 “Other Income”.

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2021	2020
Switzerland	596,098	665,012
United States of America	3,536	26,847
France	374	389
Total	600,008	692,248

The geographical analysis of operating costs is as follows:

	2021	2020	2019
Switzerland	18,619,123	16,050,488	17,409,808
United States of America	33,016	64,922	21,214
France	7,083	7,007	6,800
Total operating costs (note 17)	18,659,222	16,122,417	17,437,822

There was capital expenditure of CHF 31,549 in 2021 and CHF 59,414 in 2020.